Note 2 - Liquidity	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Substantial Doubt about Going Concern [Text Block]
2.	Liquidity

Prior to the Asset Sale to Cardinal Health
414
in
March 2017,
a
ll of our material assets, except our intellectual property, were pledged as collateral for our borrowings under the Term Loan Agreement (the “CRG Loan Agreement”) with CRG. In addition to the security interest in our assets, the CRG Loan Agreement carried covenants that imposed significant requirements on us, including, among others, requirements that we (
1
) pay all principal, interest and other charges on the outstanding balance of the borrowed funds when due; (
2
) maintain liquidity of at least
$5
million during the term of the CRG Loan Agreement; and (
3
) meet certain annual EBITDA or revenue targets (
$22.5
million of
Tc99m
tilmanocept sales revenue in
2016
) as defined in the CRG Loan Agreement. The events of default under the CRG Loan Agreement also included a failure of Platinum-Montaur Life Sciences LLC, an affiliate of Platinum Management (NY) LLC, Platinum Partners Value Arbitrage Fund L.P., Platinum Partners Liquid Opportunity Master Fund L.P., Platinum Liquid Opportunity Management (NY) LLC, and Montsant Partners LLC (collectively, “Platinum”) to perform its funding obligations under the Platinum Loan Agreement (as defined below) at any time as to which the Company had negative EBITDA for the most recent fiscal quarter, as a result either of Platinum’s repudiation of its obligations under the Platinum Loan Agreement, or the occurrence of an insolvency event with respect to Platinum. An event of default would have entitled CRG to accelerate the maturity of our indebtedness, increase the interest rate from
14%
to the default rate of
18%
per annum, and invoke other remedies available to it under the loan agreement and the related security agreement.

During the
course of
2016,
CRG alleged multiple claims of default on the CRG Loan Agreement, and filed suit in the District Court of Harris County, Texas. On
June 22, 2016,
CRG exercised control over
one
of the Company’s primary bank accounts and took possession of
$4.1
million that was on deposit.

On
March 3, 2017,
the Company entered into a Global Settlement Agreement with MT, CRG, and Cardinal Health
414
to effectuate the terms of the settlement previously entered into by the parties on
February 22, 2017.
In accordance with the Global Settlement Agreement, on
March 3, 2017,
the Company repaid
$59
million (the “Deposit Amount”) of its alleged indebtedness and other obligations outstanding under the CRG Term Loan. Concurrently with payment of the Deposit Amount, CRG released all liens and security interests granted under the CRG Loan Documents and the CRG Loan Documents were terminated and are of no
further force or effect; provided, however, that, notwithstanding the foregoing, the Company and CRG agreed to continue with their proceeding pending in The District Court of Harris County, Texas to fully and finally determine the actual amount owed by the Company to CRG under the CRG Loan Documents (the “Final Payoff Amount”). The Company and CRG further agreed that the Final Payoff Amount would be no
less than
$47
million (the “Low Payoff Amount”) and
no
more than
$66
million (the “High Payoff Amount”). In addition, concurrently with the payment of the Deposit Amount and closing of the Asset Sale, (i) Cardinal Health
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agreed to post a
$7
million letter of credit in favor of CRG (at the Company’s cost and expense to be deducted from the closing proceeds due to the Company, and subject to Cardinal Health
414’s
indemnification rights under the Purchase Agreement) as security for the amount by which the High Payoff Amount exceeds the Deposit Amount in the event the Company is unable to pay all or a portion of such amount, and (ii) CRG agreed to post a
$12
million letter of credit in favor of the Company as security for the amount by which the Deposit Amount exceeds the Low Payoff Amount. If, on the one
hand, it is finally determined by the Texas Court that the amount the Company owes to CRG under the Loan Documents exceeds the Deposit Amount, the Company will pay such excess amount, plus the costs incurred by CRG in obtaining CRG’s letter of credit, to CRG and if, on the other hand, it is finally determined by the Texas Court that the amount the Company owes to CRG under the Loan Documents is less than the Deposit Amount, CRG will pay such difference to the Company and reimburse Cardinal Health
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for the costs incurred by Cardinal Health
414
in obtaining its letter of credit. Any payments owing to CRG arising from a final determination that the Final Payoff Amount is in excess of
$59
million shall
first
be paid by the Company without resort to the letter of credit posted by Cardinal Health
414,
and such letter of credit shall only be a secondary resource in the event of failure of the Company to make payment to CRG. The Company will indemnify Cardinal Health
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for any costs it incurs in payment to CRG under the settlement, and the Company and Cardinal Health
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further agree that Cardinal Health
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can pursue all possible remedies, including offset against earnout payments (guaranteed or otherwise) under the Purchase Agreement, warrant exercise, or any other payments owed by Cardinal Health
414,
or any of its affiliates, to the Company, or any of its affiliates, if Cardinal Health
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incurs any cost associated with payment to CRG under the settlement. The Company and CRG also agreed that the
$2
million being held in escrow pursuant to court order in the Ohio case and the
$3
million being held in escrow pursuant to court order in the Texas case would be released to the Company at closing of the Asset Sale. On
March 3, 2017,
Cardinal Health
414
posted a
$7
million letter of credit, and on
March 7, 2017,
CRG posted a
$12
million letter of credit, each as required by the Global Settlement Agreement. See Notes
13
and
25
(b).

In addition, our Loan Agreement with Platinum (the
“Platinum Loan Agreement”) carries standard non-financial covenants typical for commercial loan agreements, many of which are similar to those contained in the CRG Loan Agreement, that impose significant requirements on us. Our ability to comply with these provisions may
be affected by changes in our business condition or results of our operations, or other events beyond our control. The breach of any of these covenants would result in a default under the Platinum Loan Agreement, permitting Platinum to terminate our ability to obtain additional draws under the Platinum Loan Agreement and accelerate the maturity of the debt, subject to the limitations of the Subordination Agreement with CRG. Such actions by Platinum could materially adversely affect our operations, results of operations and financial condition, including causing us to substantially curtail our product development activities.

The Platinum Loan Agreement includes a covenant that results in an event of default on the Platinum Loan Agreement upon default on the CRG Loan Agreement. As discussed above, the Company is maintaining its position that CRG
’s alleged claims do
not
constitute events of default under the CRG Loan Agreement and believes it has defenses against such claims. The Company has obtained a waiver from Platinum confirming that we are not
in default under the Platinum Loan Agreement as a result of the alleged default on the CRG Loan Agreement and as such, we are currently in compliance with all covenants under the Platinum Loan Agreement.

In connection with the closing of the Asset Sale to Cardinal Health
414,
the Company repaid to Platinum Partners Credit Opportunities Master Fund, LP (“PPCO”) an aggregate of approximately
$7.7
million in partial satisfaction of the Company’s liabilities, obligations and indebtedness under the Platinum Loan Agreement between the Company and Platinum-Montaur Life Sciences, LLC (“Platinum-Montaur”), which, to the extent of such payment, were transferred by Platinum-Montaur to PPCO. The Company was informed by Platinum Partners Value Arbitrage Fund LP (“PPVA”) that it was the owner of the balance of the Platinum-Montaur loan. Such balance of approximately
$1.9
million was due upon closing of the Asset Sale but withheld by the Company and not
paid to anyone as it is subject to competing claims of ownership by both Dr. Michael Goldberg, the Company’s President and Chief Executive Officer, and PPVA. See Notes
13
and
25
(c).

Post-closing and
after paying off our outstanding indebtedness and transaction-related expenses, Navidea has approximately
$15.6
million in cash and
$3.7
million in payables, a large portion of which is tied to the
4694
program which Navidea is seeking to divest in the near term. Following the completion of the Asset Sale to Cardinal Health
414
and the repayment of a majority of our indebtedness, we believe that substantial doubt about the Company’s financial position and ability to continue as a going concern has been removed. Although we could still be required to pay up to an additional
$7
million to CRG depending upon the outcome of the Texas litigation, the Company believes that the Company will be able to continue as a going concern for at least twelve
months following the issuance of this Annual Report on Form
10
-K.